Other assets and liabilities - Schedule of Other Assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Other financial assets	R$ 167,121	R$ 138,325
At amortized cost	164,029	136,713
Other financial assets at fair value through profit or loss	3,092	1,612
Other non-financial assets	21,625	24,994
Other current financial assets	169,438	144,380
Other non-current financial assets	19,308	18,939
Receivables from credit card issuers
Disclosure of financial assets [line items]
At amortized cost	109,769	82,014
Deposits in guarantee - Contingent liabilities, provisions and legal obligations
Disclosure of financial assets [line items]
At amortized cost	13,497	13,662
Trading and intermediation of securities
Disclosure of financial assets [line items]
At amortized cost	24,037	24,152
Income receivable
Disclosure of financial assets [line items]
At amortized cost	4,397	4,080
Operations without credit granting characteristics, net of provisions
Disclosure of financial assets [line items]
At amortized cost	11,895	9,759
Net amount receivables from reimbursement of provisions
Disclosure of financial assets [line items]
At amortized cost	387	358
Deposits in guarantee of fund raisings abroad
Disclosure of financial assets [line items]
At amortized cost	47	40
Other financial assets
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	3,092	1,612
Other non-financial assets	6,989	5,293
Sundry foreign
Disclosure of financial assets [line items]
Other non-financial assets	770	4,524
Prepaid expenses
Disclosure of financial assets [line items]
Other non-financial assets	7,133	8,503
Sundry domestic
Disclosure of financial assets [line items]
Other non-financial assets	3,887	4,028
Assets of post-employment benefit plans
Disclosure of financial assets [line items]
Other non-financial assets	256	301
Other non-financial assets
Disclosure of financial assets [line items]
Other non-financial assets	2,590	2,345
Foreign exchange portfolio
Disclosure of financial assets [line items]
At amortized cost	R$ 0	R$ 2,648